INCOME TAXES (Narrative) (Details) $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect	23.00%	23.00%	23.00%	23.00%
Operating loss carry-forwards	$ 139,947
Capital tax losses	197
Operating loss carry-forward post-tax act losses	85,831
Tax exempt profits	15,819
Income tax liability that would have been incurred if the Company's retained tax-exempt income is distributed	$ 3,884
Foreign tax rate	4.00%	4.00%
Consolidated revenue threshhold for technological preferred enterprise taxation | ₪		₪ 10,000
Percentage of annual income derived from exports	25.00%	25.00%
Capital gains tax rate	12.00%	12.00%
Purchase of intangible assets from foreign resident | ₪		₪ 200
Withholding tax rate	20.00%	20.00%
Undistributed earnings	$ 39,690
Interest expense (income) related to uncertain tax positions	21		$ 47	$ (38)
Total accrual for interest	$ 133		$ 112
Percentage of taxable income limitation	80.00%	80.00%
Compensation paid per officer per under the rule non deductable					$ 1,000
U.S. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards	$ 127,800
Operating loss carry-forwards, expiration term	20 years	20 years
U.S. subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards	$ 41,969
Israel [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect	12.00%	12.00%
Minimum [Member] | TCJA [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate	21.00%	21.00%
Maximum [Member] | TCJA [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate	35.00%	35.00%